STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

January 31, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.9%
Australia - .7%
Australia, Bonds, Ser. 133	AUD	5.50	4/21/2023	1,290,000		966,373
Austria - .2%
CA Immobilien Anlagen, Sr. Unscd. Notes	EUR	0.88	2/5/2027	200,000		217,533
Azerbaijan - 1.1%
Azerbaijan, Sr. Unscd. Bonds		5.13	9/1/2029	693,000		746,284
Azerbaijan, Sr. Unscd. Notes		4.75	3/18/2024	734,000		775,717
					1,522,001
Bahrain - .6%
Bahrain, Sr. Unscd. Notes		4.25	1/25/2028	881,000		846,950
Bolivia - .4%
Bolivia, Sr. Unscd. Notes		4.50	3/20/2028	700,000	[b]	616,350
British Virgin - .4%
Greenland Global Investment, Gtd. Notes		6.13	4/22/2023	640,000		516,800
Canada - 5.5%
Canada, Bonds	CAD	4.00	12/1/2031	1,357,063	[c]	1,508,356
Canada Housing Trust No. 1, Govt. Gtd. Bonds	CAD	2.35	9/15/2023	5,340,000	[d]	4,268,950
Canada Housing Trust No. 1, Govt. Gtd. Bonds	CAD	0.32	3/15/2027	1,900,000	[e]	1,492,914
First Quantum Minerals, Gtd. Notes		6.88	3/1/2026	530,000	[d]	547,980
					7,818,200
Cayman Islands - 1.8%
Agile Group Holdings, Sr. Scd. Notes		6.70	3/7/2022	465,000	[b]	386,066
CSN Inova Ventures, Gtd. Notes		6.75	1/28/2028	329,000		346,634
KWG Group Holdings, Sr. Scd. Bonds		7.88	9/1/2023	260,000		165,100
Sable International Finance, Sr. Scd. Notes		5.75	9/7/2027	476,000	[d]	486,610
Shimao Group Holdings, Sr. Scd. Bonds		4.75	7/3/2022	465,000		299,367
Wynn Macau, Sr. Unscd. Notes		5.50	1/15/2026	870,000	[b]	817,809
					2,501,586
Chile - .5%
VTR Comunicaciones, Sr. Scd. Notes		4.38	4/15/2029	703,000	[b,d]	683,748
Colombia - 1.9%
Colombia, Bonds	COP	6.00	4/28/2028	2,876,000,000		634,852
Colombia, Bonds	COP	7.00	6/30/2032	5,750,800,000		1,267,260
Colombia, Sr. Unscd. Notes		4.50	3/15/2029	880,000		867,161
					2,769,273

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.9% (continued)
Czech Republic - 2.2%
Czech Republic, Bonds, Ser. 120	CZK	1.25	2/14/2025	39,050,000		1,679,758
Czech Republic, Bonds, Ser. 97	CZK	0.45	10/25/2023	32,770,000		1,423,728
					3,103,486
Denmark - .1%
Orsted, Sub. Notes	GBP	2.50	2/18/2033	132,000		169,194
Dominican Republic - .8%
Dominican Republic, Sr. Unscd. Bonds		7.45	4/30/2044	630,000		714,773
Dominican Republic, Sr. Unscd. Notes		4.88	9/23/2032	500,000		491,755
					1,206,528
Ecuador - .5%
Ecuador, Sr. Unscd. Notes		0.00	7/31/2030	64,221	[d,f]	37,974
Ecuador, Sr. Unscd. Notes		0.50	7/31/2040	224,730	[d]	138,237
Ecuador, Sr. Unscd. Notes		1.00	7/31/2035	490,347	[d]	348,882
Ecuador, Sr. Unscd. Notes		5.00	7/31/2030	187,110	[d]	162,786
					687,879
El Salvador - .3%
El Salvador, Sr. Unscd. Notes		6.38	1/18/2027	633,000		362,399
Ethiopia - .2%
Ethiopia, Sr. Unscd. Notes		6.63	12/11/2024	382,000		291,155
France - 3.2%
Altice France, Sr. Scd. Bonds	EUR	4.13	1/15/2029	363,000		388,439
Altice France, Sr. Scd. Notes	EUR	3.38	1/15/2028	143,000		150,230
Banijay Entertainment, Sr. Scd. Bonds	EUR	3.50	3/1/2025	694,000		768,466
BNP Paribas, Jr. Sub. Notes		7.38	8/19/2025	750,000	[g]	839,246
Chrome Bidco SASU, Sr. Scd. Bonds	EUR	3.50	5/31/2028	186,000		204,661
Electricite de France, Jr. Sub. Notes	GBP	6.00	1/29/2026	200,000	[g]	280,362
Iliad Holding, Sr. Scd. Notes	EUR	5.63	10/15/2028	313,000		358,549
Loxam, Sr. Scd. Notes	EUR	2.88	4/15/2026	580,000		625,690
Picard Groupe SAS, Sr. Scd. Bonds	EUR	3.88	7/1/2026	347,000		384,853
Societe Generale, Jr. Sub. Bonds		7.88	12/18/2023	500,000	[g]	536,800
					4,537,296
Germany - 1.5%
Infineon Technologies, Jr. Sub. Bonds	EUR	3.63	4/1/2028	400,000	[g]	473,132
Infineon Technologies, Jr. Sub. Notes	EUR	2.88	4/1/2025	300,000	[g]	343,182
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	250,000		280,303
Peach Property Finance, Sr. Unscd. Notes	EUR	4.38	11/15/2025	396,000		456,561
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	563,000		639,878
					2,193,056

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.9% (continued)
Ghana - .2%
Ghana, Sr. Unscd. Bonds		8.13	1/18/2026	377,000		339,681
Guernsey - .5%
Summit Properties, Sr. Unscd. Bonds	EUR	2.00	1/31/2025	700,000		778,386
India - 1.0%
GMR Hyderabad International Airport, Sr. Scd. Notes		4.25	10/27/2027	776,000		728,470
Housing Development Finance, Sr. Unscd. Notes	INR	8.22	3/28/2022	30,000,000		403,068
National Highways Authority of India, Sr. Unscd. Bonds	INR	7.30	5/18/2022	20,000,000		269,131
					1,400,669
Indonesia - 2.0%
Indonesia, Bonds, Ser. FR81	IDR	6.50	6/15/2025	23,277,000,000		1,699,406
Indonesia, Sr. Unscd. Notes		5.88	1/15/2024	1,050,000		1,141,611
					2,841,017
Ireland - 1.2%
Bank of Ireland Group, Jr. Sub. Notes	EUR	7.50	11/19/2025	280,000	[g]	356,545
LCPR Senior Secured Financing DAC, Sr. Scd. Notes		5.13	7/15/2029	200,000	[d]	196,481
Silverback Finance, Sr. Scd. Bonds	EUR	3.13	2/25/2037	391,673		453,414
Virgin Media Vendor Financing Notes III, Gtd. Bonds	GBP	4.88	7/15/2028	530,000		692,462
					1,698,902
Italy - 2.3%
Cedacri Mergeco, Sr. Scd. Notes, 3 Month EURIBOR +4.63%	EUR	4.63	5/15/2028	204,000	[e]	229,184
Intesa Sanpaolo, Gtd. Notes		7.70	9/17/2025	325,000	[b,d,g]	357,500
Leather 2, Sr. Scd. Bonds, 3 Month EURIBOR +4.50%	EUR	4.50	9/30/2028	380,000	[e]	426,143
Nexi, Sr. Unscd. Notes	EUR	1.63	4/30/2026	624,000		675,686
Telecom Italia, Sr. Unscd. Notes		5.30	5/30/2024	400,000	[d]	413,300
UniCredit, Jr. Sub. Bonds		8.00	6/3/2024	560,000	[g]	607,879
UniCredit, Jr. Sub. Notes	EUR	3.88	6/3/2027	600,000	[g]	619,232
					3,328,924
Japan - .4%
Softbank Group Corp., Sr. Unscd. Notes	EUR	2.88	1/6/2027	610,000		629,748
Jersey - .5%
CPUK Finance, Scd. Notes	GBP	4.88	8/28/2025	500,000		670,759
Luxembourg - 3.9%
4finance, Gtd. Bonds	EUR	10.75	10/26/2026	400,000		462,210
Adler Group, Sr. Unscd. Notes	EUR	2.25	4/27/2027	300,000		271,883
Adler Group, Sr. Unscd. Notes	EUR	3.25	8/5/2025	300,000	[b]	291,268
Albion Financing 1, Sr. Scd. Notes	EUR	5.25	10/15/2026	119,000		131,583
Altice Financing, Sr. Scd. Bonds	EUR	3.00	1/15/2028	340,000		349,410

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.9% (continued)
Luxembourg - 3.9% (continued)
AnaCap Financial Europe, Sr. Scd. Notes, 3 Month EURIBOR +5.00%	EUR	5.00	8/1/2024	400,000	[e]	442,898
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund, Sr. Unscd. Notes	EUR	0.50	1/27/2028	294,000		315,846
Cirsa Finance International, Sr. Scd. Bonds	EUR	4.75	5/22/2025	492,000		547,901
Dana Financing Luxembourg, Gtd. Notes	EUR	3.00	7/15/2029	618,000		671,686
Kleopatra Finco, Sr. Scd. Bonds	EUR	4.25	3/1/2026	410,000	[b]	435,281
Matterhorn Telecom, Sr. Scd. Notes	EUR	3.13	9/15/2026	339,000		371,452
Millicom International Cellular, Sr. Unscd. Notes		4.50	4/27/2031	201,000	[d]	197,316
Prologis International Funding II, Gtd. Notes	EUR	1.63	6/17/2032	126,000		144,536
Sani/Ikos Financial Holdings 1 Sarl, Sr. Scd. Bonds	EUR	5.63	12/15/2026	500,000		570,544
SELP Finance, Gtd. Bonds	EUR	1.25	10/25/2023	335,000		382,377
					5,586,191
Malaysia - .8%
Malaysia, Bonds, Ser. 419	MYR	3.83	7/5/2034	4,560,000		1,068,106
Mexico - 1.1%
Cemex, Gtd. Notes		3.88	7/11/2031	1,000,000		949,700
Sigma Alimentos, Gtd. Bonds	EUR	2.63	2/7/2024	536,000		623,962
					1,573,662
Mongolia - .7%
Mongolia, Sr. Unscd. Bonds		5.13	4/7/2026	930,000		945,680
Mozambique - .2%
Mozambique, Unscd. Notes		5.00	9/15/2031	414,000		349,654
Netherlands - 3.3%
IHS Netherlands Holdco, Gtd. Notes		8.00	9/18/2027	410,000		431,181
ING Groep, Jr. Sub. Bonds		6.75	4/16/2024	850,000	[g]	906,313
Nobel Bidco, Sr. Scd. Bonds	EUR	3.13	6/15/2028	625,000		657,485
Nobian Finance BV, Sr. Scd. Bonds	EUR	3.63	7/15/2026	867,000	[b]	934,373
Telefonica Europe, Gtd. Notes	EUR	4.38	3/14/2025	300,000	[g]	358,842
United Group, Sr. Scd. Notes	EUR	4.88	7/1/2024	247,000		279,677
United Group, Sr. Scd. Notes, 3 Month EURIBOR +4.13%	EUR	4.13	5/15/2025	370,000	[e]	415,430
Volkswagen International Finance, Gtd. Notes	EUR	3.88	6/17/2029	600,000	[g]	703,274
					4,686,575
New Zealand - 3.1%
New Zealand, Bonds, Ser. 551	NZD	2.75	5/15/2051	1,130,000		712,375
New Zealand, Bonds, Ser. 930	NZD	3.00	9/20/2030	1,750,000	[c]	1,577,946

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.9% (continued)
New Zealand - 3.1% (continued)
New Zealand, Unscd. Bonds, Ser. 437	NZD	2.75	4/15/2037	2,200,000		1,441,316
New Zealand Local Government Funding Agency Bond, Govt. Gtd. Bonds	NZD	2.25	4/15/2024	1,020,000		667,234
					4,398,871
Norway - .7%
Kommunalbanken AS, Sr. Unscd. Notes, 3 Month SOFR +1.%		1.05	6/17/2026	898,000	[e]	928,653
Oman - .3%
Oman, Sr. Unscd. Notes		4.88	2/1/2025	444,000		458,457
Panama - .4%
Carnival, Gtd. Bonds	EUR	1.88	11/7/2022	490,000		545,346
Qatar - .3%
Qatar, Sr. Unscd. Notes		3.40	4/16/2025	472,000		494,386
Singapore - .2%
Singapore Airlines, Sr. Unscd. Notes		3.00	7/20/2026	328,000		328,534
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Bonds	EUR	5.88	5/24/2022	600,000	[g]	682,701
Banco Santander, Jr. Sub. Bonds	EUR	5.25	9/29/2023	400,000	[g]	468,510
Cellnex Telecom, Sr. Unscd. Notes	EUR	1.88	6/26/2029	600,000		651,481
eDreams ODIGEO, Sr. Scd. Notes	EUR	5.50	7/15/2027	630,000	[h]	701,580
Lorca Telecom Bondco, Sr. Scd. Bonds	EUR	4.00	9/18/2027	431,000		476,944
					2,981,216
Supranational - 7.2%
Ardagh Metal Packaging Finance USA, Sr. Unscd. Notes	EUR	3.00	9/1/2029	277,000		293,305
Ardagh Metal Packaging Finance USA, Sr. Unscd. Notes		4.00	9/1/2029	495,000	[d]	472,351
Asian Development Bank, Sr. Unscd. Notes	CNH	2.72	1/16/2023	11,000,000		1,730,869
Asian Development Bank, Sr. Unscd. Notes	CNH	2.90	3/5/2024	5,500,000		874,507
Asian Development Bank, Sr. Unscd. Notes, 3 Month SOFR +1.00%		1.05	8/27/2026	1,460,000	[e]	1,515,134
Clarios Global, Sr. Scd. Bonds	EUR	4.38	5/15/2026	555,000		633,611
European Bank for Reconstruction & Development, Sr. Unscd. Notes	IDR	6.45	12/13/2022	17,800,000,000		1,259,008
International Bank for Reconstruction & Development, Sr. Unscd. Notes	GBP	4.88	12/7/2028	409,000		672,266
International Bank for Reconstruction & Development, Sr. Unscd. Notes, 3 Month SOFR +.29%		0.34	11/22/2028	1,460,000	[e]	1,462,004

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.9% (continued)
Supranational - 7.2% (continued)
International Finance, Sr. Unscd. Notes	INR	6.30	11/25/2024	98,010,000		1,333,178
					10,246,233
Sweden - 1.3%
Akelius Residential Property, Sub. Notes	EUR	2.25	5/17/2081	640,000		686,466
Heimstaden Bostad, Jr. Sub. Bonds	EUR	2.63	5/1/2027	450,000	[g]	463,116
Samhallsbyggnadsbolaget i Norden, Jr. Sub. Notes	EUR	2.63	3/14/2026	355,000	[g]	380,445
Verisure Holding, Sr. Scd. Bonds	EUR	3.25	2/15/2027	324,000		353,669
					1,883,696
Switzerland - .9%
Credit Suisse Group, Jr. Sub. Notes		7.25	9/12/2025	570,000	[g]	609,273
UBS Group, Jr. Sub. Bonds		5.00	1/31/2023	630,000	[g]	624,453
					1,233,726
Tunisia - .1%
Tunisian, Sr. Unscd. Notes		5.75	1/30/2025	200,000		156,000
United Kingdom - 14.0%
BCP V Modular Services Finance II, Sr. Scd. Bonds	EUR	4.75	11/30/2028	296,000		318,857
Bellis Acquisition, Sr. Scd. Bonds	GBP	3.25	2/16/2026	529,000		660,090
Coventry Building Society, Jr. Sub. Bonds	GBP	6.88	9/18/2024	450,000	[g]	647,329
Coventry Building Society, Sr. Unscd. Notes	GBP	1.00	9/21/2025	328,000		426,963
Deuce Finco, Sr. Scd. Bonds	GBP	5.50	6/15/2027	306,000		407,012
Drax Finco, Sr. Scd. Notes		6.63	11/1/2025	603,000		617,963
eG Global Finance, Sr. Scd. Notes	EUR	4.38	2/7/2025	491,000		542,967
Heathrow Finance, Sr. Scd. Notes	GBP	6.25	3/3/2025	266,000		378,479
Iceland Bondco, Sr. Scd. Notes	GBP	4.63	3/15/2025	350,000	[b]	429,573
INEOS Quattro Finance 2, Sr. Scd. Bonds	EUR	2.50	1/15/2026	236,000		254,411
International Finance Facility for Immunisation, Sr. Unscd. Notes		1.00	4/21/2026	869,000		843,309
Investec, Jr. Sub. Notes	GBP	6.75	12/5/2024	400,000	[g]	553,526
Iron Mountain UK, Gtd. Notes	GBP	3.88	11/15/2025	289,000		389,528
Jerrold Finco, Sr. Scd. Bonds	GBP	4.88	1/15/2026	165,000		222,121
Jerrold Finco, Sr. Scd. Bonds	GBP	5.25	1/15/2027	375,000		505,497
Lloyds Banking Group, Jr. Sub. Bonds	EUR	4.95	6/27/2025	550,000	[b,g]	660,378
Lloyds Banking Group, Jr. Sub. Notes	GBP	5.13	12/27/2024	760,000	[g]	1,043,914
Mitchells & Butlers Finance, Scd. Bonds, Ser. B2	GBP	6.01	12/15/2028	416,683		601,601
National Express Group, Gtd. Notes	GBP	2.38	11/20/2028	644,000		855,557
National Express Group, Gtd. Notes	GBP	2.50	11/11/2023	520,000		707,537

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.9% (continued)
United Kingdom - 14.0% (continued)
National Express Group, Sub. Notes	GBP	4.25	11/26/2025	160,000	[g]	217,022
Nationwide Building Society, Jr. Sub. Bonds	GBP	5.88	6/20/2025	650,000	[g]	914,405
Natwest Group, Jr. Sub. Notes		6.00	12/29/2025	613,000	[g]	647,083
Nomad Foods Bondco, Sr. Scd. Bonds	EUR	2.50	6/24/2028	244,000		268,084
Ocado Group, Gtd. Notes	GBP	3.88	10/8/2026	534,000		675,755
Pinewood Finance, Sr. Scd. Bonds	GBP	3.25	9/30/2025	287,000		380,306
Stonegate Pub Co. Financing, Sr. Scd. Bonds	GBP	8.25	7/31/2025	303,000		421,214
TESCO, Sr. Unscd. Notes	GBP	3.32	11/5/2025	100,000	[c]	291,517
Tesco Property Finance 3, Sr. Scd. Bonds	GBP	5.74	4/13/2040	140,296		235,797
Travis Perkins, Sr. Unscd. Notes	GBP	3.75	2/17/2026	163,000		224,453
Tritax Big Box REIT, Sr. Unscd. Notes	GBP	1.50	11/27/2033	389,000		474,091
Tritax EuroBox , Gtd. Notes	EUR	0.95	6/2/2026	446,000		496,297
United Kingdom, Bonds, Ser. 3MO	GBP	0.13	3/22/2026	912,810	[c]	1,413,073
Virgin Money UK, Sr. Unscd. Notes	GBP	3.13	6/22/2025	580,000		792,918
Vmed O2 UK Financing I, Sr. Scd. Bonds	GBP	4.00	1/31/2029	273,000		342,714
Vodafone Group, Jr. Sub. Bonds	EUR	3.10	1/3/2079	120,000		138,000
Vodafone Group, Jr. Sub. Bonds	GBP	4.88	10/3/2078	194,000		270,169
Vodafone Group, Jr. Sub. Notes		7.00	4/4/2079	400,000		460,332
Vodafone Group, Sub. Notes		3.25	6/4/2081	200,000		190,836
					19,920,678
United States - 18.2%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	671,000	[d]	813,312
Apple, Sr. Unscd. Notes		1.13	5/11/2025	684,000		671,435
Ball, Gtd. Notes		2.88	8/15/2030	360,000		334,530
Best Buy, Sr. Unscd. Notes		4.45	10/1/2028	398,000		440,267
CCO Holdings, Sr. Unscd. Notes		4.75	3/1/2030	281,000	[d]	279,218
CCO Holdings, Sr. Unscd. Notes		5.50	5/1/2026	360,000	[d]	368,910
Citigroup, Sub. Notes		5.50	9/13/2025	700,000		777,400
CommScope, Sr. Scd. Notes		6.00	3/1/2026	420,000	[d]	425,842
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	620,000	[d]	287,789
Ford Motor Credit, Sr. Unscd. Notes	GBP	2.75	6/14/2024	232,000		311,305
Ford Motor Credit, Sr. Unscd. Notes		3.37	11/17/2023	400,000		401,512
General Electric, Sr. Unscd. Notes	GBP	6.44	11/15/2022	2,567		3,505
Graphic Packaging International, Gtd. Bonds	EUR	2.63	2/1/2029	121,000		133,639
IQVIA, Gtd. Notes	EUR	2.88	6/15/2028	622,000		699,520
Iron Mountain, Gtd. Notes		4.50	2/15/2031	388,000	[d]	368,522
JPMorgan Chase & Co., Sr. Unscd. Notes		2.08	4/22/2026	1,000,000		995,724

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.9% (continued)
United States - 18.2% (continued)
Mauser Packaging Solutions Holding, Sr. Scd. Notes		5.50	4/15/2024	500,000	[d]	500,055
Mozart Debt Merger Sub, Sr. Scd. Notes		3.88	4/1/2029	281,000	[d]	271,211
Mozart Debt Merger Sub, Sr. Unscd. Notes		5.25	10/1/2029	122,000	[b,d]	118,866
Netflix, Sr. Unscd. Notes	EUR	3.63	6/15/2030	425,000		549,478
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	3.88	10/1/2028	200,000		218,674
Olympus Water US Holding Corp., Sr. Unscd. Notes	EUR	5.38	10/1/2029	375,000		395,332
PG&E, Sr. Scd. Notes		5.00	7/1/2028	660,000		661,238
Radiate Holdco, Sr. Scd. Notes		4.50	9/15/2026	425,000	[b,d]	410,172
Sprint, Gtd. Notes		7.88	9/15/2023	260,000		281,111
Sprint Capital, Gtd. Notes		8.75	3/15/2032	338,000		472,685
T-Mobile USA, Gtd. Notes		3.38	4/15/2029	471,000		463,638
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted		0.63	4/15/2023	1,398,738	[c]	1,452,814
U.S. Treasury Notes		1.13	1/15/2025	3,240,000		3,216,459
U.S. Treasury Notes		1.50	8/15/2026	8,096,400		8,065,090
Verizon Communications, Sr. Unscd. Notes, 3 Month SOFR +.79%		0.84	3/20/2026	491,000	[e]	494,027
Windstream Escrow, Sr. Scd. Notes		7.75	8/15/2028	402,000	[b,d]	406,070
Zayo Group Holdings, Sr. Scd. Notes		4.00	3/1/2027	660,000	[d]	624,677
					25,914,027
Uzbekistan - .9%
Uzbekistan, Sr. Unscd. Notes		4.75	2/20/2024	1,300,000		1,346,977
Vietnam - .2%
Vietnam, Sr. Unscd. Bonds		4.80	11/19/2024	213,000	[b]	228,107
Total Bonds and Notes (cost $132,593,597)				127,972,668
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .0%
Call Options - .0%
U.S Treasury 10 Year March Future, Contracts 150		130.50	2/18/2022	15,000,000		7,031
U.S Treasury 10 Year March Future, Contracts 127		132.00	2/18/2022	12,700,000		1,984
U.S Treasury Bond March Future, Contracts 35		159.00	2/18/2022	3,500,000		10,391
U.S Treasury Bond March Future, Contracts 52		164.00	2/18/2022	5,200,000		2,438
Total Options Purchased (cost $176,652)				21,844

Exchange-Traded Funds - 3.9%
Singapore - 2.9%
iShares USD Asia High Yield Bond Index ETF		505,655	4,157,737
United States - 1.0%
SPDR Bloomberg Emerging Markets Local Bond ETF		58,232	1,416,202
Total Exchange-Traded Funds (cost $5,858,473)		5,573,939
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 5.3%
Registered Investment Companies - 5.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,453,128)	0.09	7,453,128	[i] 7,453,128

Investment of Cash Collateral for Securities Loaned - 4.6%
Registered Investment Companies - 4.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $6,576,005)	0.09	6,576,005	[i] 6,576,005
Total Investments (cost $152,657,855)		103.7%	147,597,584
Liabilities, Less Cash and Receivables		(3.7%)	(5,242,836)
Net Assets		100.0%	142,354,748

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

REIT—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor's Depository Receipt

AUD—Australian Dollar

CAD—Canadian Dollar

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $5,959,469 and the value of the collateral was $6,698,753, consisting of cash collateral of $6,576,005 and U.S. Government & Agency securities valued at $122,748. In addition, the value of collateral may include pending sales that are also on loan.

c Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $13,186,759 or 9.26% of net assets.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

h Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of January 31, 2022.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Global Dynamic Bond Income Fund

January 31, 2022 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short
Euro BTP Italian Government Bond	41	3/8/2022	6,811,901[a]	6,719,444	92,457
Euro-Bond	33	3/8/2022	6,367,209[a]	6,269,559	97,650
U.S. Treasury 2 Year Notes	52	3/31/2022	11,259,233	11,266,125	(6,892)
Gross Unrealized Appreciation				190,107
Gross Unrealized Depreciation				(6,892)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Dynamic Bond Income Fund

January 31, 2022 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CIBC World Markets
Australian Dollar	421,158	United States Dollar	310,847	2/18/2022	(13,049)
United States Dollar	1,492,334	Canadian Dollar	1,900,000	2/18/2022	(2,362)
Euro	2,528,823	United States Dollar	2,858,116	2/18/2022	(16,090)
United States Dollar	105,990	Euro	93,463	2/18/2022	951
British Pound	731,111	United States Dollar	986,294	2/18/2022	(3,138)
United States Dollar	354,821	Mexican Peso	7,647,826	2/18/2022	(14,850)
Citigroup
Australian Dollar	1,988,636	United States Dollar	1,445,020	2/18/2022	(38,870)
HSBC
British Pound	530,822	United States Dollar	714,403	2/18/2022	(584)
United States Dollar	3,213,534	Czech Koruna	71,046,805	2/18/2022	(60,261)
J.P. Morgan Securities
Euro	441,307	United States Dollar	498,927	2/18/2022	(2,963)
RBS Securities
United States Dollar	7,224,920	New Zealand Dollar	10,269,665	2/18/2022	469,245
United States Dollar	2,635,624	Chinese Yuan Renminbi	17,018,484	2/18/2022	(34,793)
Euro	102,018	United States Dollar	115,676	2/18/2022	(1,023)
United States Dollar	290,257	Euro	254,173	2/18/2022	4,604
United States Dollar	142,925	South African Rand	2,280,000	2/18/2022	(5,047)
British Pound	541,061	United States Dollar	725,455	2/18/2022	2,133
State Street Bank and Trust Company
Euro	4,799,346	United States Dollar	5,427,169	2/18/2022	(33,409)
United States Dollar	46,079,849	Euro	39,968,412	2/18/2022	1,161,222
New Zealand Dollar	7,143,645	United States Dollar	4,954,184	2/18/2022	(254,893)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
State Street Bank and Trust Company(continued)
Chilean Peso	1,789,588,593	United States Dollar	2,166,546	2/18/2022	63,133
British Pound	390,675	United States Dollar	531,511	2/18/2022	(6,153)
United States Dollar	23,695,903	British Pound	17,602,514	2/18/2022	25,045
Malaysian Ringgit	3,943,758	United States Dollar	936,375	2/18/2022	5,134
United States Dollar	2,043,810	Malaysian Ringgit	8,567,652	2/18/2022	(1,579)
Philippine Peso	109,276,086	United States Dollar	2,131,322	2/18/2022	11,058
United States Dollar	2,157,564	Philippine Peso	109,470,523	2/18/2022	11,372
Hungarian Forint	874,239,840	United States Dollar	2,778,245	2/18/2022	(20,541)
United States Dollar	605,156	Hungarian Forint	194,675,500	2/18/2022	(8,929)
Mexican Peso	52,098,754	United States Dollar	2,534,773	2/18/2022	(16,491)
United States Dollar	1,725,762	Mexican Peso	35,618,148	2/18/2022	4,098
United States Dollar	2,798,377	Australian Dollar	3,798,489	2/18/2022	112,493
Japanese Yen	424,458,306	United States Dollar	3,746,385	2/18/2022	(57,506)
United States Dollar	3,726,970	Japanese Yen	424,435,353	2/18/2022	38,291
South Korean Won	1,577,205,000	United States Dollar	1,327,501	2/18/2022	(19,863)
United States Dollar	1,331,788	South Korean Won	1,577,210,000	2/18/2022	24,145
United States Dollar	2,087,109	Indian Rupee	156,668,817	2/18/2022	(8,361)
United States Dollar	6,005,429	Canadian Dollar	7,486,875	2/18/2022	115,637
Polish Zloty	6,000,000	United States Dollar	1,454,281	2/18/2022	14,314
United States Dollar	1,486,178	Polish Zloty	6,003,044	2/18/2022	16,838
South African Rand	11,761,808	United States Dollar	738,112	2/18/2022	25,231
United States Dollar	606,869	South African Rand	9,298,381	2/18/2022	3,403
United States Dollar	3,110,971	Indonesian Rupiah	44,929,178,458	2/18/2022	(9,075)
Swedish Krona	18,746,308	United States Dollar	2,092,743	2/18/2022	(82,061)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
UBS Securities
United States Dollar	333,784	New Zealand Dollar	476,412	2/18/2022	20,387
Euro	3,359,094	United States Dollar	3,845,044	2/18/2022	(69,916)
Mexican Peso	2,100,229	United States Dollar	98,877	2/18/2022	2,641
United States Dollar	540,292	Mexican Peso	11,311,684	2/18/2022	(6,477)
United States Dollar	2,114,583	South African Rand	32,771,905	2/18/2022	(12,318)
United States Dollar	2,180,029	Swedish Krona	18,712,036	2/18/2022	173,023
British Pound	52,642	United States Dollar	71,749	2/18/2022	(959)
United States Dollar	1,284,584	British Pound	946,971	2/18/2022	11,151
Gross Unrealized Appreciation					2,315,549
Gross Unrealized Depreciation					(801,561)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	80,357,898		-	80,357,898
Exchange-Traded Funds	1,416,202	4,157,737	††	-	5,573,939
Foreign Governmental	-	34,880,407		-	34,880,407
Investment Companies	14,029,133	-		-	14,029,133
U.S. Treasury Securities	-	12,734,363		-	12,734,363
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	2,315,549		-	2,315,549
Futures†††	190,107	-		-	190,107
Options Purchased	21,844	-		-	21,844
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(801,561)		-	(801,561)
Futures†††	(6,892)	-		-	(6,892)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2022, accumulated net unrealized depreciation on investments was $5,060,271, consisting of $897,757 gross unrealized appreciation and $5,958,028 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.